Property and equipment (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Total amortization	$ 3,033,939	$ 234,588	$ 4,323,607	$ 467,334